Lincoln Financial

Law Department
The Lincoln National Life Insurance Company
1301 S Harrison Street
Fort Wayne, Indiana 46802

VIA EDGAR

June 17, 2025

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Lincoln National Variable Annuity Account E: 033-26032; 811-04882
Lincoln National Variable Annuity Account H: 033-27783, 333-18419, 333-35780, 333-35784, 333-61592, 333-63505, 333-135219, 333-170695, 333-181615, 333-212681; 811-05721
Lincoln Life Variable Annuity Account N: 333-193272, 333-193273, 333-193274, 333-214144, 333-212682, 333-239288, 333-252473, 333-252653, 333-252654; 811-08517
Lincoln Life & Annuity Variable Annuity Account H: 333-141754, 333-141756, 333-141758, 333-141761, 333-141763, 333-141766, 333-171097, 333-181617, 333-214112; 811-08441
Lincoln New York Account N for Variable Annuities: 333-193276, 333-193277, 333-214113; 811-09763

Ladies and Gentlemen:

On behalf of The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (together, the “Companies”) and the above-referenced Separate Accounts, we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933.  In this regard, we certify that the form of each prospectus for certain variable annuity contracts offered by the Companies through each Separate Account otherwise required to be filed under paragraph (c) of Rule 497 would not differ from the form of prospectus, as supplemented, contained in the post-effective amendments filed on June 10, 2025.

Sincerely,

/s/ Jassmin McIver-Jones

Jassmin McIver-Jones